NOTE 4 - EQUITY	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Notes
NOTE 4 - EQUITY

NOTE 4 – EQUITY

During the quarter ending March 31, 2021, the Company increased its authorized common shares from 90,000,000 to 190,000,000. Also, during the quarter ending March 31, 2021, the Company repurchased 1,429 common shares valued at $500, and returned them to its treasury.

NOTE 4 – Stockholders’ Equity

The Company has authorized 100,000,000 shares of stock with 90,000,000 shares designated common stock at a par value of $0.001 per share, and 10,000,000 shares designated as preferred stock at a par value of $0.001 per share. There were no equity transactions during the years ended September 30, 2020 or 2019.